U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.        Name and address of issuer:

                   Gintel Fund
                   6 Greenwich Office Park
                   Greenwich, Connecticut  06831

2.        Name of each series or class of funds for which this notice is filed:

          NONE

3.        Investment Company Act File Number: 811-3115

          Securities Act File Number: 2-70207


4.        Last day of fiscal year for which this notice is filed:  December  31,
          1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                          [  ]
          NOT APPLICABLE

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.5):

          NOT APPLICABLE

7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          NONE

8. Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE






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9.        Number and aggregate  sale price of securities  sold during the fiscal year:

          Number of securities sold during the fiscal year:              115,098
          Aggregate sale price of securities sold during the fiscal year:
                                                                       1,577,646


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number of securities sold during the fiscal year:              115,098
          Aggregate sale price of securities sold during the fiscal year:
                                                                       1,577,646


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

          Number of DRIP securities sold during the fiscal year:         220,009
          Aggregate sale price of DRIP securities sold during the fiscal year:
                                                                       3,363,935


12.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year in reliance on
                  rule 24f-2 (from Item 10):                      $    1,577,646

         (ii)     Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):            +    3,363,935

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if
                  applicable):                                    -   15,669,171

         (iv)     Aggregate price of shares redeemed or
                  repurchased and applied as a reduction
                  to filing fees pursuant to rule 24e-2
                  (if applicable):                                +            0

         (v)      Net aggregate sale price of securities
                  sold during the fiscal year in reliance
                  on rule 24f-2 [line (i), plus line
                  (ii), less line (iii), plus line (iv)]
                  (if applicable):                                  (10,727,590)

         (vi)     Multiplier prescribed by Section 6(b)
                  under the Securities Act of 1933 or
                  other applicable law or regulation (see
                  Instruction C.6):                      1/2900   x    .00034483

          (vii)    Fee due [line (v) multiplied by line (vi)]:               0
                                                                          ======






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



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).

          NOT APPLICABLE                                                   [ ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          NOT APPLICABLE



                                   SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


          By (Signature and Title)*     /s/ Stephen G. Stavrides
                                        --------------------------
                                            Stephen G. Stavrides,
                                            President and Treasurer


          Date: February 21, 1996

   *Please print the name and title of the signing office below the signature

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